Segment information	12 Months Ended
Jun. 30, 2022
Segment information
Segment information

SEGMENT INFORMATION

										Chemicals			Chemicals			Chemicals
	Mining			Gas			Fuels			Africa			America			Eurasia			Corporate Centre			Total
	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020
	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm
Income statement
External turnover	6 370	2 025	1 343	7 789	7 321	8 350	100 988	59 393	60 816	64 054	58 260	51 600	41 496	29 358	28 721	55 011	45 539	39 537	30	14	—	275 738	201 910	190 367
Total turnover	24 386	21 704	19 891	11 941	10 990	12 419	102 964	60 649	62 553	67 275	60 597	54 310	41 926	29 360	28 809	55 419	46 038	39 989	56	26	30	303 967	229 364	218 001
Intersegmental turnover	(18 016)	(19 679)	(18 548)	(4 152)	(3 669)	(4 069)	(1 976)	(1 256)	(1 737)	(3 221)	(2 337)	(2 710)	(430)	(2)	(88)	(408)	(499)	(452)	(26)	(12)	(30)	(28 229)	(27 454)	(27 634)
Equity accounted profits, net of tax	(1)	(3)	(2)	(4)	—	—	3 043	742	(347)	90	83	21	—	—	—	—	1	—	—	(9)	(19)	3 128	814	(347)
Earnings/(loss) before interest and tax	3 456	3 227	2 756	14 622	6 656	5 527	27 959	(18 170)	(11 609)	24 072	6 957	(17 035)	981	8 116	(77 556)	7 552	4 680	(894)	(17 225)	5 153	(13 115)	61 417	16 619	(111 926)
Remeasurement items*	228	46	113	(8 499)	(655)	(30)	217	23 196	11 990	(1 343)	7 889	24 122	2 807	(7 336)	73 166	(2 965)	(86)	2 387	(348)	164	230	(9 903)	23 218	111 978
Depreciation and amortisation	2 230	2 223	2 080	500	1 463	2 002	1 468	3 401	4 809	3 667	4 461	5 649	3 917	3 637	5 085	1 576	1 687	1 821	715	772	881	14 073	17 644	22 327
Statement of cash flows
Additions to non-current assets**	2 552	2 704	2 859	2 569	711	1 539	6 325	3 549	5 232	7 308	5 508	6 845	1 909	1 152	15 654	1 402	1 796	2 158	648	528	877	22 713	15 948	35 164
*	Excludes equity accounted investments.
**	Excludes capital project related payables.

GEOGRAPHIC SEGMENT INFORMATION

	South Africa			Rest of Africa			United States			Rest of North America			Europe			Rest of World			Total operations
	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020
	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm
External turnover*	133 403	84 844	84 528	9 428	8 853	7 776	44 080	31 247	28 295	5 231	4 183	3 758	58 177	48 529	44 280	25 419	24 254	21 730	275 738	201 910	190 367
Earnings/(loss) before interest and tax**	29 305	(7 523)	(37 029)	1 985	4 541	1 821	4 644	9 616	(75 827)	5 219	646	(481)	12 406	5 354	105	7 858	3 985	(515)	61 417	16 619	(111 926)
Tax paid	11 739	6 622	3 138	1 032	955	1 607	36	(3 340)	20	—	—	—	657	997	854	67	46	40	13 531	5 280	5 659
Non-current assets***	90 524	76 070	106 922	15 041	14 116	18 896	123 618	113 088	106 371	—	—	1 329	16 161	16 748	18 948	10 117	10 455	11 968	255 461	230 477	264 434
*	The analysis of turnover is based on the location of the customer.
**	Includes equity accounted profits/(losses) remeasurement items.

*** Excludes deferred tax assets and post-retirement benefit assets.

REPORTING SEGMENTS

The group’s operating model comprises of two distinct businesses, Energy and Chemicals. The Energy business manages the marketing and sales of all fuel, coal, gas and oil products in Southern Africa. The Chemicals business includes the marketing and sales of all chemical products in Africa, America and Eurasia. The operating model structure reflects how the results are reported to the Chief Operating Decision Maker (CODM). The CODM for Sasol is the President and Chief Executive Officer. The Energy business reportable segments are operating segments that are differentiated by the activities that each undertakes and the products they manufacture and market. The Chemicals business reportable segments are differentiated by the regions in which they operate. The group has six main reportable segments that reflect the structure used by the President and Chief Executive Officer to make key operating decisions and assess performance. The group evaluates the performance of its reportable segments based on earnings before interest and tax (EBIT).

Energy business

The Energy business operates integrated value chains with feedstock sourced from the Mining and Gas operating segments and processed at our operations in Secunda, Sasolburg and Natref. There are also associated assets outside South Africa which include the Pande-Temane Petroleum Production Agreement (PPA) in Mozambique and ORYX GTL (gas to liquids) in Qatar.

MINING

Mining is responsible for securing coal feedstock for the Southern African value chain, mainly for gasification, but also to generate electricity and steam. Coal is sold for gasification and utility purposes to Secunda Operations, for utility purposes to Sasolburg Operations and to third parties in the export market. Coal is supplied to Secunda Operations on arms-length terms and to Sasolburg operations based on a long-term supply contract with inflation linked escalation. The price of export coal is based on the Free on Board Richards Bay index.

The date of delivery related to Mining is determined in accordance with the contractual agreements entered into with customers. These are summarised as follows:

Delivery terms	Control passes to the customer
On delivery	At the point in time when the coal is delivered to the customer.

Free on Board	At the point in time when the coal is loaded onto the vessel at Richards Bay Coal Terminal; the customer is responsible for shipping and handling costs.

GAS

The Gas segment reflects the upstream feedstock, transport of gas through the ROMPCO pipeline, and external natural and methane rich gas sales.

Mozambican gas is sold under long-term contracts to the Sasol operations and to external customers. Condensate is sold on short-term contracts. In South Africa, gas is sold under long-term contracts at a price determinable from the supply agreements in accordance with the pricing methodology used by the National Energy Regulator of South Africa (NERSA). Analysis of gas and tests of the specifications and content are performed prior to delivery. Turnover from all gas sales is recognised on delivery.

Delivery terms	Control passes to the customer

On-delivery	At the point in time when the:
• Gas reaches the inlet coupling of the customer’s pipeline.
• Condensate is loaded onto the customer’s truck.

These are the points when the customer controls the gas, condensate or oil, or directs the use of it. The customer is responsible for transportation and handling costs in terms of gas, condensate and oil.

FUELS

The Fuels segment comprises the sales and marketing of liquid fuels produced in South Africa. Sasol supplies approximately 40% of South Africa's domestic fuel need through retail and wholesale channels. Liquid fuels are blended from fuel components produced by the Secunda Operations, crude oil refined at Natref, as well as some products purchased from other refiners. Liquid fuel products are sold under both short- and long-term agreements for both retail sales and commercial sales, including sales to other oil companies.

Liquid fuel prices are mainly driven by the Basic Fuel Price (BFP). Sales through wholesale is at BFP plus costs such as transportation and storage. For commercial sales and sales to other oil companies, the prices are fixed and determinable according to the specific contract, with periodic price adjustments.

Turnover is recognised as follows:

Delivery terms	Control passes to the customer:

On-delivery	At the point in time when the fuel is delivered onto the rail tank car, road tank truck or into the customer pipeline.
Free Carrier	At the point in time when the goods are unloaded to the port of shipment; Sasol is not responsible for the freight and insurance.
Carriage Paid To

Products: At the point in time when the product is delivered to a specified location or main carrier.

Freight: Over the period of transporting the goods to the customer’s nominated place – where the seller is responsible for freight costs, which are included in the contract.

The Fuels business also develops, implements and manages the group’s international business ventures based on Sasol’s proprietary gas-to-liquids (GTL) technology. Sasol holds 49% in ORYX GTL in Qatar.

Chemicals business

Chemical products are grouped into Advanced Materials, Base Chemicals, Essential Care Chemicals and Performance Solutions.

The Chemicals businesses sell the majority of their products under contracts at prices determinable from such agreements. Turnover is recognised in accordance with the related contract terms, at the point at which control transfers to the customer and prices are determinable and collectability is probable.

The point of delivery is determined in accordance with the contractual agreements entered into with customers which are as follows:

Delivery terms	Control passes to the customer:

Ex-tank sales	At the point in time when products are loaded into the customer’s vehicle or unloaded from the seller’s storage tanks.

Ex-works	At the point in time when products are loaded into the customer’s vehicle or unloaded at the seller’s premises.

Carriage Paid To (CPT); Cost Insurance Freight (CIF); Carriage and Insurance Paid (CIP); and Cost Freight Railage (CFR)	Products — CPT: At the point in time when the product is delivered to a specified location or main carrier.

Products — CIF, CIP and CFR: At the point in time when the products are loaded into the transport vehicle.

Carriage, freight and insurance: Over the period of transporting the products to the customer’s nominated place — where the seller is responsible for carriage, freight and insurance costs, which are included in the contract.

Free on Board	At the point in time when products are loaded into the transport vehicle; the customer is responsible for shipping and handling costs.

Delivered at Place	At the point in time when products are delivered to and signed for by the customer.

Consignment Sales	As and when products are consumed by the customer.

CORPORATE CENTRE

The Corporate Centre includes head office and centralised treasury operations.